CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 6,650	$ 13,188
Restricted cash	307	463
Marketable securities (Note J)	600	600
Notes and accounts receivable - trade (net of allowances of $218 in 2021 and $260 in 2020)	6,754	5,790
Short-term financing receivables, held for investment (net of allowances of $176 in 2021 and $218 in 2020) (Note L)	7,221	10,509
Short-term financing receivables, held for sale (Note L)	793	383
Other accounts receivable (net of allowances of $24 in 2021 and $25 in 2020)	1,002	695
Inventory (Note K)	1,649	1,812
Deferred costs (Note D)	1,097	1,018
Prepaid expenses and other current assets	3,466	2,089
Current assets of discontinued operations (Note C)		2,618
Total current assets	29,539	39,165
Property, plant and equipment (Note M)	20,085	20,100
Less: Accumulated depreciation (Note M)	14,390	13,895
Property, plant and equipment - net (Note M)	5,694	6,205
Operating right-of-use assets-net (Note N)	3,222	3,566
Long-term financing receivables (net of allowances of $25 in 2021 and $45 in 2020) (Note L)	5,425	7,086
Prepaid pension assets (Note W)	9,850	7,557
Deferred costs (Note D)	924	1,150
Deferred taxes (Note H)	7,370	8,404
Goodwill (Note O)	55,643	53,765
Intangible assets-net (Note O)	12,511	13,739
Investments and sundry assets (Note P)	1,823	2,187
Non-current assets of discontinued operations (Note C)		13,147
Total assets	132,001	155,971
Current liabilities
Taxes (Note H)	2,289	3,198
Short-term debt (Note J&Q)	6,787	7,116
Accounts payable	3,955	4,033
Compensation and benefits	3,204	3,056
Deferred income	12,518	11,980
Operating lease liabilities (Note N)	974	1,035
Other accrued expenses and liabilities	3,892	5,632
Current liabilities of discontinued operations (Note C)		3,820
Total current liabilities	33,619	39,869
Long-term debt (Note J&Q)	44,917	54,217
Retirement and nonpension postretirement benefit obligations (Note W)	14,435	17,184
Deferred income	3,577	3,758
Operating lease liabilities (Note N)	2,462	2,720
Other liabilities (Note R)	13,996	14,180
Non-current liabilities of discontinued operations (Note C)		3,317
Total liabilities	113,005	135,244
Commitments and Contingencies (Note S)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2021-2,248,577,848; 2020-2,242,969,004)	57,319	56,556
Retained earnings	154,209	162,717
Treasury stock, at cost (shares: 2021-1,350,509,249; 2020-1,350,315,580)	(169,392)	(169,339)
Accumulated other comprehensive income/(loss)	(23,234)	(29,337)
Total IBM stockholders' equity	18,901	20,597
Noncontrolling interests (Note A)	95	129
Total equity	18,996	20,727
Total liabilities and equity	$ 132,001	$ 155,971